SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.SHARE-BASED COMPENSATION

Sogou 2010 Share Incentive Plan

The Company adopted a share incentive plan on October 20, 2010 and adopted an amendment to the plan effective August 22, 2014 that increased the aggregate number of Sogou Class A Ordinary Shares issuable under the plan to 41,500,000 (as amended to date, the “Sogou 2010 Share Incentive Plan”). Awards of share rights granted under the Sogou 2010 Share Incentive Plan were made to management and other key employees of the Sogou Group and of the parent of the Sogou Group. The Sogou 2010 Share Incentive Plan expired on October 19, 2020 and is no longer available for making new grants. The maximum term of any share incentive award granted under the Sogou 2010 Share Incentive Plan is ten years from the grant date.

The options contractually granted under the Sogou 2010 Share Incentive Plan were placed in one of the following three categories:

(1)	Performance-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by the Company’s chief executive officer, of performance targets for the corresponding period specified by the Company’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or
(2)	Service-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting only upon a service period requirement being met; or
(3)	IPO-based options, which were subject to completion of an IPO and vesting/exercisability in five equal installments, with (i) the first installment vesting upon the expiration of all underwriters’ lockup periods applicable to the Company’s IPO and (ii) each of the four subsequent installments vesting on the first, second, third, and fourth anniversary dates of the completion of the IPO.

A summary of each of the above three categories of options as of December 31, 2020 is presented below (in thousands):

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	30,912	29,169	28,761	27,772
Service-based options	1,888	1,888	1,410	829
IPO-based options	7,250	7,250	5,810	5,810
Total	40,050	38,307	35,981	34,411

A summary of share option activity under the Sogou 2010 Share Incentive Plan as of and for the year ended December 31, 2020 is presented below:

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	7,162	$0.377	4.45
Granted	1,099	0.001
Exercised	(4,233)	0.426
Forfeited/Expired	(132)	0.001
Outstanding as of December 31, 2020	3,896	$0.232	4.38	$30,850
Vested as of December 31, 2020 and expected to vest thereafter	3,395	$0.266	4.46	$26,767
Exercisable as of December 31, 2020	1,570	$0.001	5.77	$12,794

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.

For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expense recognized for share options under the Sogou 2010 Share Incentive Plan was US$12,547, US$13,465 and US$7,374, respectively. As of December 31, 2020, there was US$849 of unrecognized compensation expense related to unvested share options granted under the Sogou 2010 Share Incentive Plan, which is expected to be recognized over a weighted average period of 1.37 years.

For the years ended December 31, 2018, 2019 and 2020, the total fair values of the share options vested on their respective vesting dates were US$28,530, US$11,893 and US$21,251, respectively, and the total intrinsic values of options exercised were US$33,180, US$1,635 and US$23,102, respectively.

The fair value of the share options granted under the Sogou 2010 Incentive Plan was estimated on the date of grant with the assistance of a qualified professional appraiser, using the BP Model with the following assumptions used:

	2018	2019	2020
Average risk-free interest rate	3.36% ~ 3.51%	2.60% ~ 2.86%	1.21%~1.66%
Exercise multiple	2	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	12%	0% ~ 12%	0%
Weighted average expected option life	9	7	4
Volatility rate	40% ~ 46%	36% ~ 41%	38%~44%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	12.26	4.05	4.48

The Sogou Group estimated the risk-free rate based on the market yields of U.S. Treasury securities with an estimated country-risk differential as of the valuation date. An exercise multiple was estimated as the ratio of the fair value of the Class A Ordinary Shares over the exercise prices as of the time the options would be expected to be exercised, based on consideration of research studies regarding exercise patterns based on historical statistical data. In the Sogou Group’s valuation analysis, a multiple of three was applied for management and a multiple of two was applied for other key employees. The Sogou Group estimated the forfeiture rate to be 0% for share options granted to management and 12% for share options granted to other key employees. As the Company’s ordinary shares had been publicly traded for only slightly more than three years as of December 31, 2020, the expected volatility at the valuation date was estimated based on the historical volatility of specified comparable companies and Sogou for the periods before the grant dates with length commensurate with the expected term of the options. The Company has no history or expectation of paying dividends on its ordinary shares. Accordingly, the dividend yield was estimated to be 0%.

Sogou 2017 Share Incentive Plan

In October 2017, the Company adopted a share incentive plan (the “Sogou 2017 Share Incentive Plan”), which provides that the aggregate number of Sogou Class A Ordinary Shares issuable under the plan is 28,000,000. Share incentive awards may be granted under the Sogou 2017 Share Incentive Plan to our management and employees and of any of our present or future parents or subsidiaries. The maximum term of any share incentive award granted under the Sogou 2017 Share Incentive Plan is ten years from the grant date.

The options contractually granted under Sogou 2017 Share Incentive Plan may be placed in one of the following categories:

(1)	Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by the Company’s chief executive officer, of performance targets for the corresponding period specified by the Company’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or
(2)	Service-based options, which vest and become exercisable in four equal installments, with each installment vesting only upon a service period requirement being met.

A summary of the above two categories of options as of December 31, 2020 is presented below (in thousands):

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	192	55	44	17
Service-based options	994	994	324	173
Total	1,186	1,049	368	190

A summary of share option activity under the Sogou 2017 Share Incentive Plan as of and for the year ended December 31, 2020 is presented below:

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	798	$0.001	8.90
Granted	425	0.001
Exercised	(142)	0.001
Forfeited/Expired	(222)	0.001
Outstanding as of December 31, 2020	859	$0.001	8.51	$7,000
Vested as of December 31, 2020 and expected to vest thereafter	680	$0.001	8.46	$5,541
Exercisable as of December 31, 2020	178	$0.001	7.95	$1,451

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise prices of the options.

For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expense recognized for share options under the Sogou 2017 Share Incentive Plan was US$1,569, US$2,436 and US$1,561, respectively. As of December 31, 2020, there was US$1,463 of unrecognized compensation expense related to unvested share options granted under the Sogou 2017 Share Incentive Plan, which is expected to be recognized over a weighted average period of 1.74 years.

Share options granted under Sogou 2017 Share Incentive Plan began to vest and become exercisable in 2019. For the years ended December 31, 2019 and 2020, the total fair values of the share options vested on their respective vesting dates were US$723 and US$1,069, respectively, and the total intrinsic values of share options exercised were US$940 and US$1,007, respectively.

The method used to determine the fair value of share options granted under the Sogou 2017 Share Incentive Plan was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the BP Model as presented below.

	2018	2019	2020
Average risk-free interest rate	3.41% ~ 3.95%	2.37% ~ 3.45%	1.20% ~ 2.47%
Exercise multiple	2	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	12%	0% ~ 12%	0% ~ 12%
Weighted average expected option life	10	10	9
Volatility rate	40% ~ 46%	41% ~ 42%	39% ~ 42%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.09	4.87	4.95

Sohu Management Sogou Share Option Arrangement

Under an arrangement (the “Sohu Management Sogou Share Option Arrangement”) that was approved by the board of directors of Sohu and the Company in March 2011, Sohu has the right to provide to members of Sohu’s Board of Directors, management and other key employees of Sohu, and certain management and other key employees of the Sogou Group the opportunity to purchase from Sohu up to 12,000,000 Class A Ordinary Shares of Sogou at a fixed exercise price of US$0.625 or US$0.001 per share. Of these 12,000,000 Class A Ordinary Shares, 8,800,000 are Sogou Class A Ordinary Shares previously held by Sohu and 3,200,000 are Sogou Class A Ordinary Shares that were newly-issued on April 14, 2011 by the Company to Sohu at a price of US$0.625 per share, or a total of US$2.0 million.

The options contractually granted under the Sohu Management Sogou Share Option Arrangement may be placed in one of the following categories:

(1)	Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. All of these options vested and became exercisable before January 1, 2017. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or
(2)	Service-based options, which were granted to members of Sohu’s Board of Directors. All of these share options vested and became exercisable in 2015, as the service period requirement had been met. As the requisite service was provided by members of Sohu’s Board of Directors to Sohu and not to the Sogou Group, no share-based compensation expense related to these options was recognized in the Sogou Group’s consolidated statements of comprehensive income/(loss).

A summary of the above two categories of options as of December 31, 2020 is presented below (in thousands):

		Granted
		(For Purposes of Share-based
	Contractually Granted	Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6
Total	8,305	8,305	8,305	8,296

A summary of share option activity as of and for the year ended December 31, 2020 is presented below:

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of Shares	Exercise	Contractual	Intrinsic
	(In thousands)	Price	Life (Years)	Value (1)
Outstanding as of January 1, 2020	9	$0.001	5.38
Granted	—
Exercised	—
Forfeited/Expired	—
Outstanding as of December 31, 2020	9	$0.001	4.38	$73
Vested as of December 31, 2020 and expected to vest thereafter	9	$0.001	4.38	$73
Exercisable as of December 31, 2020	9	$0.001	4.38	$73

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $8.15 on the last trading day in 2020 and the exercise price of the options.

As all options granted under the Sohu Management Sogou Share Option Arrangement vested before January 1, 2017, no share-based compensation expense was recognized for the years ended December 31, 2018, 2019 and 2020.

Option Modification

In the first and second quarter of 2013, a portion of the share options granted under the Sogou 2010 Share Incentive Plan and the Sohu Management Sogou Share Option Arrangement were exercised early, and the resulting Sogou ordinary shares were transferred to trusts with the original option grantees as beneficiaries. The trusts will distribute the ordinary shares to those beneficiaries in instalments based on the vesting requirements under the original option agreements. Although these trust arrangements caused a modification of the terms of these share options, the modification was not considered substantive. Accordingly, no incremental fair value related to these ordinary shares resulted from the modification, and the remaining share-based compensation expense for these ordinary shares continued to be recognized over the original remaining vesting period. As of December 31, 2020, 1,899,000 Class A Ordinary Shares issued upon the early exercise of options granted under the Sogou 2010 Share Incentive Plan remained unvested in accordance with the vesting requirements under the original option agreements. All of the Class A Ordinary Shares issued upon such early exercise that have become vested have been included in the disclosures under the headings “Sogou 2010 Share Incentive Plan” and “Sohu Management Sogou Share Option Arrangement” above.

In the first quarter of 2018, the Company changed the vesting conditions of options for the purchase of 2,181,192 Class A Ordinary Shares contractually granted under the Sogou 2010 Share Incentive Plan by removing as a condition of vesting Sogou Group’s achievement of performance targets for the period corresponding to the vesting schedule. Of these options, options for the purchase of 1,601,427 Class A Ordinary Shares had not been deemed granted, because their performance targets for the current period had not been set, so the removal of the performance targets resulted in these options becoming subject to vesting only upon service-period requirements being met and being deemed granted immediately upon the effectiveness of the changes. For the remaining options for the purchase of 579,765 Class A Ordinary Shares, which had been deemed granted, the removal of the performance targets constituted a modification. The modification was not considered substantive, because the performance targets had been achieved before the modification. Based on valuation results, no incremental fair value related to these Sogou ordinary shares was recognized in connection with the modification, and the remaining share-based compensation expense for these options continued to be recognized over their remaining vesting periods.